THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 37.3%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 31.7%
FHLMC
5.500%, 06/01/41 to 11/01/52	$570,157	$573,019
5.000%, 01/01/53	1,043,500	1,032,564
4.500%, 05/01/48 to 07/01/52	709,213	699,191
4.000%, 08/01/44 to 09/01/48	92,702	89,097
3.500%, 08/01/30 to 11/01/48	1,328,238	1,236,899
3.000%, 12/01/47	65,277	58,353
2.500%, 10/01/31 to 01/01/52	4,529,041	3,879,984
2.000%, 07/01/50 to 05/01/52	3,397,984	2,778,319

FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	250,136

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	215,000	196,453

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	147,967	154,868

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	14,171	14,241

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	32,706	30,118

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39 (A)	2,554	2,543

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	136,207	122,752

FNMA
6.000%, 09/01/39 to 11/01/53	948,681	961,888
5.500%, 04/01/36 to 07/01/40	125,171	126,211
5.000%, 02/01/31 to 04/01/53	1,029,083	1,031,493
4.500%, 04/01/35 to 09/01/52	1,818,570	1,774,752
4.000%, 06/01/42 to 05/01/52	2,823,863	2,703,919
3.500%, 07/01/30 to 04/01/52	3,868,681	3,598,842
3.040%, 01/01/28	162,296	153,956
3.000%, 12/01/31 to 12/01/51	7,316,029	6,582,823
2.500%, 06/01/50 to 04/01/52	6,088,261	5,194,880
2.000%, 05/01/36 to 12/01/51	12,958,697	10,637,435
1.850%, 09/01/35	260,984	223,403

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA or FHLMC TBA
6.000%, 02/01/36	$490,000	$496,709
5.500%, 02/15/54	3,056,000	3,064,699

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,210	1,232

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	3,080	3,084

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	15,246	16,236

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	362,957	327,650

GNMA
5.500%, 07/20/43 to 09/20/43	3,165	3,285
4.526%, 01/20/67 (B)	42,660	41,836
4.500%, 03/15/42	40,281	40,151
4.000%, 04/20/49 to 04/20/52	1,843,809	1,761,134
3.000%, 04/20/45 to 04/20/50	875,614	787,000
2.500%, 04/20/51 to 11/20/51	1,725,508	1,488,590
2.000%, 02/20/51	1,110,486	925,647

GNMA TBA
5.000%, 02/01/40	510,000	506,609
2.500%, 02/15/54	245,000	211,805

GNMA, Ser 2010-H14, Cl BI, IO
1.445%, 07/20/60 (B) (C)	1,554	144

GNMA, Ser 2017-H16, Cl PT
4.836%, 05/20/66 (B)	104	103

UMBS TBA
5.000%, 02/15/54	1,583,000	1,562,264
4.500%, 02/15/54	610,346	590,080
4.000%, 02/15/54	217,997	205,185
3.500%, 02/15/54	225,000	204,767
2.500%, 02/15/39 to 02/15/54	1,390,253	1,250,843
2.000%, 02/15/39	1,334,000	1,197,151

		58,794,343

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3 5.278%, 08/10/35	$331,081	$322,507

Alen Mortgage Trust, Ser 2021-ACEN, Cl A 6.599%, TSFR1M + 1.264%, 04/15/34 (B)	370,000	336,631

Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B 2.560%, 06/15/54 (B)	360,000	291,661

BBCMS Trust, Ser 2015-SRCH, Cl A1 3.312%, 08/10/35	250,577	238,162

Benchmark Mortgage Trust, Ser 2022-B33, Cl A5 3.458%, 03/15/55	525,000	470,907

Benchmark Mortgage Trust, Ser 2022-B35, Cl AS 4.593%, 05/15/55 (B)	445,000	405,608

BMO Mortgage Trust, Ser 2022-C3, Cl AS 5.504%, 09/15/54 (B)	410,000	415,640

BPR Trust, Ser 2022-OANA, Cl A 7.231%, TSFR1M + 1.898%, 04/15/37 (B)	240,000	239,699

BWAY Mortgage Trust, Ser 2015-1740, Cl A 2.917%, 01/10/35	470,000	286,700

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A 7.302%, TSFR1M + 1.968%, 11/15/31 (B)	17,424	16,823

CIM Trust, Ser 2021-R6, Cl A1 1.425%, 07/25/61 (B)	697,989	611,622

CIM Trust, Ser 2022-R2, Cl A1 3.750%, 12/25/61 (B)	434,130	411,125

COMM Mortgage Trust, Ser 2015-CR26, Cl C 4.613%, 10/10/48 (B)	715,000	665,539

CSMC Trust, Ser 2021-RPL3, Cl A1 2.000%, 01/25/60 (B)	670,701	580,452

CSMC, Ser 2014-USA, Cl A2 3.953%, 09/15/37	510,000	461,639

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A 3.500%, 07/25/46	29,230	26,462

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

Finance of America Structured Securities Trust, Ser 2021-S2, Cl A2 1.750%, 09/25/71 (A)	$923,239	$885,854

GPMT, Ser 2021-FL3, Cl A 6.699%, TSFR1M + 1.364%, 07/16/35 (B)	245,392	237,855

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS 3.997%, 08/15/47	625,000	608,053

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B 4.347%, 11/15/47 (B)	330,000	301,795

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1 1.125%, 11/25/60 (B)	329,793	308,595

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C 4.467%, 05/15/48 (B)	210,000	184,687

Morgan Stanley Capital I Trust, Ser 2022-L8, Cl AS 3.920%, 04/15/55 (B)	405,000	361,626

MSCG Trust, Ser 2015-ALDR, Cl A2 3.577%, 06/07/35 (B)	380,000	348,660

MTN Commercial Mortgage Trust, Ser 2022-LPFL, Cl B 7.236%, TSFR1M + 1.896%, 03/15/39 (B)	195,000	189,173

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B 4.978%, 10/25/48 (B)	624,935	609,108

Towd Point Mortgage Trust, Ser 2018-2, Cl A1 3.250%, 03/25/58 (B)	19,881	19,248

Towd Point Mortgage Trust, Ser 2019-4, Cl A1 2.900%, 10/25/59 (B)	74,923	70,634

Towd Point Mortgage Trust, Ser 2020-3, Cl A1 3.088%, 02/25/63 (B)	79,084	75,130

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B 4.371%, 09/15/57 (B)	425,000	383,550

		10,365,145

TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,260,017)		69,159,488

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — 34.5%

	Face Amount	Value
COMMUNICATION SERVICES — 3.7%
AT&T
6.000%, 11/15/34	$20,000	$20,901
3.550%, 09/15/55	335,000	238,678
3.500%, 06/01/41	505,000	401,211
1.700%, 03/25/26	605,000	566,889
Charter Communications Operating 6.150%, 11/10/26	550,000	561,817
Meta Platforms 5.600%, 05/15/53	350,000	373,520
Paramount Global 6.375%, H15T5Y + 3.999%, 03/30/62 (B)	880,000	785,897
6.250%, US0003M + 3.899%, 02/28/57 (B)	225,000	194,827
5.900%, 10/15/40	455,000	418,314
Sprint Spectrum 5.152%, 03/20/28 (D)	1,062,500	1,064,910
Time Warner Cable 5.875%, 11/15/40	625,000	567,714
T-Mobile USA 5.150%, 04/15/34	275,000	277,058
4.500%, 04/15/50	360,000	315,190
Verizon Communications
5.250%, 03/16/37	545,000	562,328
4.016%, 12/03/29	251,000	241,355
Warnermedia Holdings 5.141%, 03/15/52	425,000	365,316

		6,955,925

CONSUMER DISCRETIONARY — 0.6%
Ford Motor Credit 6.050%, 03/05/31	320,000	321,650
Hyundai Capital America 5.400%, 01/08/31 (D)	185,000	188,555
Resorts World Las Vegas 4.625%, 04/06/31 (D)	670,000	567,825

		1,078,030

CONSUMER STAPLES — 1.7%
Altria Group 10.200%, 02/06/39	40,000	55,657
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	160,000	155,501

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Anheuser-Busch InBev Worldwide 5.450%, 01/23/39	$350,000	$367,878
Bacardi 5.400%, 06/15/33 (D)	645,000	648,250
BAT Capital 4.390%, 08/15/37	560,000	472,498
3.557%, 08/15/27	98,000	93,650
JBS USA LUX 6.750%, 03/15/34 (D)	245,000	257,867
6.500%, 12/01/52	345,000	344,426
Philip Morris International 5.125%, 02/15/30	550,000	559,062
Reynolds American 8.125%, 05/01/40	45,000	51,217
7.250%, 06/15/37	220,000	240,022

		3,246,028

ENERGY — 4.0%
Cheniere Corpus Christi Holdings 3.700%, 11/15/29	603,000	567,800
Continental Resources 2.268%, 11/15/26 (D)	820,000	757,266
Devon Energy 7.875%, 09/30/31	195,000	224,759
5.600%, 07/15/41	290,000	279,577
Diamondback Energy 6.250%, 03/15/33	530,000	564,876
Energy Transfer 6.400%, 12/01/30	535,000	569,809
5.950%, 05/15/54	275,000	275,782
5.250%, 04/15/29	840,000	848,799
Galaxy Pipeline Assets Bidco 1.750%, 09/30/27 (D)	481,717	451,322
Hess
6.000%, 01/15/40	515,000	560,869
5.800%, 04/01/47	265,000	284,561
MPLX
4.950%, 03/14/52	530,000	470,913
4.800%, 02/15/29	280,000	278,448
Sabine Pass Liquefaction 5.000%, 03/15/27	740,000	741,922

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tennessee Gas Pipeline 8.375%, 06/15/32	$135,000	$158,231
2.900%, 03/01/30 (D)	425,000	374,001

		7,408,935

FINANCIALS — 14.8%
Athene Global Funding 2.950%, 11/12/26 (D)	405,000	378,237
Athene Holding 4.125%, 01/12/28	685,000	659,850
Avolon Holdings Funding 5.750%, 03/01/29 (D)	465,000	464,108
Banco Santander 1.722%, H15T1Y + 0.900%, 09/14/27 (B)	600,000	544,177
Bank of America 5.288%, SOFRRATE + 1.910%, 04/25/34 (B)	235,000	236,444
4.571%, SOFRRATE + 1.830%, 04/27/33 (B)	985,000	942,511
3.366%, TSFR3M + 1.072%, 01/23/26 (B)	570,000	558,235
2.572%, SOFRRATE + 1.210%, 10/20/32 (B)	685,000	571,063
Bank of America MTN 3.093%, TSFR3M + 1.352%, 10/01/25 (B)	380,000	373,653
Bank of Nova Scotia 4.900%, H15T5Y + 4.551%, 09/04/72 (B) (E)	870,000	828,713
Barclays 4.375%, 01/12/26	570,000	562,611
BPCE MTN 5.975%, SOFRRATE + 2.100%, 01/18/27 (B) (D)	700,000	706,004
Canadian Imperial Bank of Commerce 6.092%, 10/03/33	1,240,000	1,316,692
Cantor Fitzgerald 4.500%, 04/14/27 (D)	350,000	335,613
CI Financial 4.100%, 06/15/51	170,000	103,335
3.200%, 12/17/30	895,000	721,160
Citigroup 8.125%, 07/15/39	415,000	538,120
5.610%, SOFRRATE + 1.546%, 09/29/26 (B)	280,000	282,155
2.561%, SOFRRATE + 1.167%, 05/01/32 (B)	455,000	381,010
Citigroup Capital III 7.625%, 12/01/36	15,000	15,624
Comerica 5.982%, SOFRRATE + 2.155%, 01/30/30 (B)	130,000	129,610

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Constellation Insurance 6.800%, 01/24/30 (D)	$590,000	$586,263
Cooperatieve Rabobank UA 3.758%, H15T1Y + 1.420%, 04/06/33 (B) (D)	375,000	338,567
Credit Suisse Group 7.500%, USSW5 + 4.598%, 06/11/72 (D) (E)	725,000	79,750
Credit Suisse MTN 3.700%, 02/21/25	530,000	521,257
Danske Bank 6.466%, H15T1Y + 2.100%, 01/09/26 (B) (D)	470,000	473,706
Deutsche Bank NY 6.819%, SOFRRATE + 2.510%, 11/20/29 (B)	285,000	299,490
F&G Global Funding 1.750%, 06/30/26 (D)	475,000	432,448
Farmers Exchange Capital III 5.454%, US0003M + 3.454%, 10/15/54 (B) (D)	335,000	277,621
Goldman Sachs Capital I 6.345%, 02/15/34	445,000	467,802
Goldman Sachs Group 3.272%, TSFR3M + 1.463%, 09/29/25 (B)	475,000	467,776
2.383%, SOFRRATE + 1.248%, 07/21/32 (B)	915,000	754,462
HSBC Holdings 7.399%, SOFRRATE + 3.020%, 11/13/34 (B)	460,000	502,950
Intesa Sanpaolo 4.198%, H15T1Y + 2.600%, 06/01/32 (B) (D)	650,000	538,283
Jackson Financial 3.125%, 11/23/31	570,000	483,261
JPMorgan Chase 1.045%, SOFRRATE + 0.800%, 11/19/26 (B)	570,000	529,983
Mercury General 4.400%, 03/15/27	589,000	565,146
Mitsubishi UFJ Financial Group 5.719%, H15T1Y + 1.080%, 02/20/26 (B)	735,000	737,860
5.063%, H15T1Y + 1.550%, 09/12/25 (B)	740,000	737,822
Morgan Stanley 5.948%, H15T5Y + 2.430%, 01/19/38 (B)	355,000	362,473
1.593%, SOFRRATE + 0.879%, 05/04/27 (B)	515,000	476,937
Morgan Stanley MTN 5.250%, SOFRRATE + 1.870%, 04/21/34 (B)	460,000	460,252
2.511%, SOFRRATE + 1.200%, 10/20/32 (B)	570,000	474,738
Mutual of Omaha Insurance 4.297%, US0003M + 2.640%, 07/15/54 (B) (D)	73,000	71,773

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Nasdaq 5.550%, 02/15/34	$450,000	$466,621
NatWest Group 7.472%, H15T1Y + 2.850%, 11/10/26 (B)	535,000	554,343
1.642%, H15T1Y + 0.900%, 06/14/27 (B)	475,000	436,412
PNC Financial Services Group 5.582%, SOFRRATE + 1.841%, 06/12/29 (B)	650,000	663,509
Principal Life Global Funding II 2.250%, 11/21/24 (D)	990,000	965,993
Prospect Capital 3.706%, 01/22/26	190,000	178,713
Societe Generale MTN 7.367%, 01/10/53 (D)	540,000	572,298
2.625%, 01/22/25 (D)	520,000	505,659
UBS Group 5.699%, H15T1Y + 1.770%, 02/08/35 (B) (D)	370,000	375,585
3.750%, 03/26/25	410,000	402,913
Wells Fargo 6.076%, TSFR3M + 0.762%, 01/15/27 (B)	735,000	707,948
Wells Fargo MTN 3.196%, TSFR3M + 1.432%, 06/17/27 (B)	485,000	464,996

		27,584,535

HEALTH CARE — 1.4%
Amgen 6.375%, 06/01/37	535,000	592,488
5.650%, 03/02/53	355,000	365,761
CVS Health 5.125%, 02/21/30	645,000	651,556
HCA 3.500%, 09/01/30	370,000	335,724
Pfizer Investment Enterprises Pte 5.300%, 05/19/53	310,000	315,195
Royalty Pharma 1.200%, 09/02/25	300,000	281,316

		2,542,040

INDUSTRIALS — 1.6%
AerCap Ireland Capital DAC 3.000%, 10/29/28	335,000	303,946
Air Lease MTN 3.000%, 02/01/30	325,000	286,617

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Boeing 2.196%, 02/04/26	$595,000	$560,389
Northrop Grumman 4.900%, 06/01/34	385,000	387,299
Regal Rexnord 6.050%, 02/15/26 (D)	730,000	737,770
United Airlines 4.375%, 04/15/26 (D)	615,000	593,254

		2,869,275

INFORMATION TECHNOLOGY — 1.9%
Broadcom 4.926%, 05/15/37 (D)	327,000	315,375
3.419%, 04/15/33 (D)	214,000	187,929
Kyndryl Holdings 2.050%, 10/15/26	415,000	380,147
Marvell Technology 1.650%, 04/15/26	607,000	566,815
Oracle 6.900%, 11/09/52	160,000	187,891
3.800%, 11/15/37	670,000	571,907
3.600%, 04/01/40	650,000	519,820
Sprint 7.125%, 06/15/24	110,000	110,473
Sprint Capital 8.750%, 03/15/32	305,000	373,858
Vontier 1.800%, 04/01/26	330,000	303,980

		3,518,195

MATERIALS — 0.7%
Celanese US Holdings 6.550%, 11/15/30	435,000	460,148
6.050%, 03/15/25	205,000	206,010
First Quantum Minerals 8.625%, 06/01/31 (D)	560,000	519,400

		1,185,558

REAL ESTATE — 1.1%
Extra Space Storage 5.400%, 02/01/34	470,000	469,900
Sabra Health Care 3.900%, 10/15/29	420,000	380,059

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Scentre Group Trust 2 4.750%, H15T5Y + 4.379%, 09/24/80 (B) (D)	$960,000	$913,258
Simon Property Group 2.450%, 09/13/29	310,000	274,783

		2,038,000

UTILITIES — 3.0%
American Electric Power 5.699%, 08/15/25	365,000	367,807
Chile Electricity Lux MPC Sarl 6.010%, 01/20/33 (D)	490,000	500,545
Duke Energy Ohio 5.250%, 04/01/33	365,000	371,779
Eversource Energy 5.125%, 05/15/33	56,000	55,143
Louisville Gas and Electric 5.450%, 04/15/33	545,000	563,363
NextEra Energy Capital Holdings 6.051%, 03/01/25	460,000	463,877
5.250%, 03/15/34	365,000	367,297
Pacific Gas and Electric 6.100%, 01/15/29	535,000	554,285
2.100%, 08/01/27	725,000	655,974
Texas Electric Market Stabilization Funding N 4.265%, 08/01/34 (D)	559,764	543,244
Virginia Electric and Power 5.000%, 04/01/33	472,000	473,701
5.000%, 01/15/34	370,000	368,575
Vistra Operations 4.300%, 07/15/29 (D)	300,000	283,479

		5,569,069

TOTAL CORPORATE OBLIGATIONS (Cost $67,980,595)		63,995,590

U.S. TREASURY OBLIGATIONS — 24.0%

U.S. Treasury Bills 5.276%, 03/19/24 (F)	3,345,000	3,321,967
5.260%, 02/15/24 (F)	3,360,000	3,353,144

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Bonds 4.750%, 11/15/43 to 11/15/53	$4,635,000	$4,993,779
4.375%, 08/15/43	6,220,000	6,264,706
4.125%, 08/15/53	5,125,000	5,039,316
2.375%, 02/15/42 (G)	1,850,000	1,399,930
U.S. Treasury Notes 4.875%, 11/30/25	3,570,000	3,607,095
4.625%, 06/30/25	1,865,000	1,869,371
4.500%, 11/15/33	2,685,000	2,803,727
4.250%, 12/31/25	20,000	20,002
4.000%, 01/15/27 to 01/31/31	11,675,000	11,727,920

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,015,628)		44,400,957

ASSET-BACKED SECURITIES — 6.2%

AccessLex Institute, Ser 2007-A, Cl A3 5.941%, TSFR3M + 0.562%, 05/25/36 (B)	194,115	190,310
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A 1.190%, 01/15/27	29,977	29,572
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A 2.360%, 03/20/26	175,000	170,094
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl A 5.780%, 04/20/28	315,000	321,419
BA Credit Card Trust, Ser 2023-A2, Cl A2 4.980%, 11/15/28	435,000	440,707
CarMax Auto Owner Trust, Ser 2024-1, Cl A3 4.920%, 10/16/28	300,000	301,353
CARS-DB5 LP, Ser 2021-1A, Cl A2 2.280%, 08/15/51	0	—
Chase Issuance Trust, Ser 2024-A2, Cl A 4.630%, 01/15/31	100,000	100,853
College Avenue Student Loans, Ser 2021-B, Cl B 2.420%, 06/25/52	212,873	188,211
DataBank Issuer, Ser 2021-1A, Cl A2 2.060%, 02/27/51	310,000	280,903
Dell Equipment Finance Trust, Ser 2023-3, Cl A3 5.930%, 04/23/29	355,000	361,466
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B 0.980%, 12/11/34	340,000	331,134

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C 1.200%, 12/11/34	$600,000	$581,602
Enterprise Fleet Financing, Ser 2022-3, Cl A2 4.380%, 07/20/29	337,949	334,996
Enterprise Fleet Financing, Ser 2023-3, Cl A2 6.400%, 03/20/30	420,000	429,287
Goodgreen Trust, Ser 2021-1A, Cl A 2.660%, 10/15/56	241,539	192,838
GS Mortgage Securities II, Ser SHIP, Cl B 5.101%, 09/10/38 (B)	365,000	356,826
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A 2.740%, 02/25/39	45,702	43,347
HIN Timeshare Trust, Ser 2020-A, Cl A 1.390%, 10/09/39	326,313	304,380
HPEFS Equipment Trust, Ser 2024-1A, Cl A3 5.180%, 05/20/31	245,000	244,934
JPMorgan Chase, Ser 2021-2, Cl B 0.889%, 12/26/28	80,536	78,871
JPMorgan Chase, Ser 2021-3, Cl B 0.760%, 02/26/29	55,931	54,123
LoanCore Issuer, Ser 2021-CRE6, Cl A 6.748%, TSFR1M + 1.414%, 11/15/38 (B)	604,501	595,634
MF1, Ser 2021-FL7, Cl A 6.529%, TSFR1M + 1.194%, 10/16/36 (B)	288,117	284,413
MMAF Equipment Finance, Ser 2024-A, Cl A3 4.950%, 07/14/31	480,000	483,647
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2 3.520%, 06/16/42	22,568	22,367
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2 2.600%, 08/15/68	32,194	30,274
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A 1.690%, 05/15/69	328,620	300,827
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX 1.320%, 04/20/62	504,207	455,915
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1 6.160%, TSFR1M + 0.824%, 12/25/33 (B)	0	—
Octane Receivables Trust, Ser 2023-1A, Cl A 5.870%, 05/21/29	359,840	360,499
PFS Financing, Ser 2024-B, Cl A 4.950%, 02/15/29	255,000	254,988

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBA Small Business Investment, Ser 2018-10B, Cl 1 3.548%, 09/10/28	$38,730	$36,931
SBA Small Business Investment, Ser 2022-10A, Cl 1 2.938%, 03/10/32	593,740	545,316
SBA Small Business Investment, Ser 2022-10B, Cl 1 4.262%, 09/10/32	314,634	307,403
SBNA Auto Lease Trust, Ser 2024-A, Cl A3 5.390%, 11/20/26	135,000	135,498
Scholar Funding Trust, Ser 2011-A, Cl A 6.523%, SOFR90A + 1.162%, 10/28/43 (B)	288,566	285,241
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A 6.976%, TSFR3M + 1.662%, 04/15/31 (B)	109,833	109,902
SMB Private Education Loan Trust, Ser 2021-B, Cl A 1.310%, 07/17/51	294,266	266,102
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A 1.340%, 03/17/53	386,907	350,682
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A 5.810%, 05/15/31	60,219	60,164
South Carolina Student Loan, Ser 2015-A, Cl A 6.950%, TSFR1M + 1.614%, 01/25/36 (B)	322,283	322,533
STWD, Ser 2019-FL1, Cl A 6.528%, TSFR1M + 1.194%, 07/15/38 (B)	133,660	131,674
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1 3.000%, 11/25/58 (B)	17,996	17,920
United States Small Business Administration, Ser 2022-25F, Cl 1 4.010%, 06/01/47	477,767	454,233
Verizon Master Trust, Ser 2024-1, Cl A1A 5.000%, 12/20/28	345,000	346,132

TOTAL ASSET-BACKED SECURITIES (Cost $11,837,426)		11,495,521

MUNICIPAL BONDS — 0.5%

GEORGIA — 0.5%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A 7.055%, 04/01/57	201,000	224,922
6.637%, 04/01/57	608,000	688,442

TOTAL MUNICIPAL BONDS (Cost $1,173,704)		913,364

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

LOAN PARTICIPATION — 0.0%

	Face Amount	Value
Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien 8.500%, 07/01/24	$4,361	$2,965

TOTAL LOAN PARTICIPATION (Cost $4,356)		2,965

TOTAL INVESTMENTS — 102.5% (Cost $199,271,726)		$189,967,885

Open futures contracts held by the Fund at January 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation
Long Contracts
U.S. 2-Year Treasury Note	36	Mar-2024	$7,345,038	$7,403,625	$58,587
U.S. 5-Year Treasury Note	86	Mar-2024	9,155,823	9,321,594	165,771

			$16,500,861	$16,725,219	$224,358

Percentages are based on Net Assets of $185,341,058.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2024 was $144 and represented 0.0% of Net Assets.

(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2024 was $16,006,158 and represents 8.6% of Net Assets.

(E)	Perpetual security with no stated maturity date.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on Futures contracts. The total market value of such securities as of January 31, 2024 was $521 ($ Thousands).

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2024 (Unaudited)

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — One Month Term SOFR

TSFR3M — Three Month Term SOFR

UMBS — Uniform Mortgage-Backed Security

MIM-QH-001-0700